Shareholder's Equity - OCI Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Pretax
Total other comprehensive income (loss)	$ (981)		$ (587)		$ 542
Income Tax Benefit (Expense)
Total other comprehensive income (loss)	214		123		(114)
Net of Tax
Arising during the period	(836)		(25)		424
Reclassification to net income	69		(439)		4
Total other comprehensive income (loss), net of tax	(767)	[1]	(464)	[1]	428
Net unrealized gains (losses) on securities
Pretax
Total other comprehensive income (loss)	(2,593)		(1,075)		542
Income Tax Benefit (Expense)
Total other comprehensive income (loss)	558		227		(114)
Net of Tax
Arising during the period	(2,104)		(409)		424
Reclassification to net income	69		(439)		4
Total other comprehensive income (loss), net of tax	(2,035)		(848)		428
Net unrealized gains (losses) on securities, excluding insurance related impact
Pretax
Arising during the period	(2,784)		(527)		811
Income Tax Benefit (Expense)
Arising during the period	595		111		(170)
Net of Tax
Arising during the period	(2,189)		(416)		641
Reclassification of net (gains) losses on securities included in net income
Pretax
Reclassification to net income	88		(556)		5
Income Tax Benefit (Expense)
Reclassification to net income	(19)		117		(1)
Net of Tax
Reclassification to net income	69		(439)		4
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables
Pretax
Arising during the period	103		8		(274)
Income Tax Benefit (Expense)
Arising during the period	(18)		(1)		57
Net of Tax
Arising during the period	85		7		(217)
Effect of changes in discount rate assumptions on certain long-duration contracts
Pretax
Total other comprehensive income (loss)	1,095		361
Income Tax Benefit (Expense)
Total other comprehensive income (loss)	(234)		(77)
Net of Tax
Arising during the period	861		284		0
Reclassification to net income	0		0		0
Total other comprehensive income (loss), net of tax	861		284		0
Effect of changes in instrument-specific credit risk on MRBs
Pretax
Total other comprehensive income (loss)	517		127
Income Tax Benefit (Expense)
Total other comprehensive income (loss)	(110)		(27)
Net of Tax
Arising during the period	407		100		0
Reclassification to net income	0		0		0
Total other comprehensive income (loss), net of tax	$ 407		$ 100		$ 0

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.